INVESTMENTS IN LOANS AND SECURITIES	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN LOANS AND SECURITIES	INVESTMENTS IN LOANS AND SECURITIES The amortized cost, gross unrealized gains and losses and fair value of investments in loans and securities as of June 30, 2023 and December 31, 2022 were as follows (in thousands). As provided in Note 6, a portion of these investments in loans and securities are consolidated as a result of the Company’s determination that it is the primary beneficiary of certain VIEs.

	As of June 30, 2023
Investments in loans and securities, available for sale:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
ABS – Consumer / Auto Loan / Real Estate (1) (2)	$640,346	$28,071	$(7,365)	$(74,287)	$586,765
Other loans and receivables	7,730	—		(4,040)	3,690
Total	$648,076	$28,071	$(7,365)	$(78,327)	$590,455
(1) During the three and six months ended June 30, 2023, the Company recorded a credit-related impairment loss of $10.0 million and $78.3 million, respectively, within other income (loss), net in the consolidated statements of operations.
(2) Excludes accrued interest receivable of $18.3 million included in Fees and other receivables.

	As of December 31, 2022
Investments in loans and securities, held-to-maturity:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
ABS – Consumer / Auto Loan / Real Estate (1)	$450,210	$23,724	$(7,263)	$—	$466,671
Other loans and receivables	13,766	—	—	—	13,766
Total	$463,976	$23,724	$(7,263)	$—	$480,437
(1) Excludes accrued interest receivable of $17.5 million included in Fees and other receivables.
The following tables set forth the fair value and gross unrealized losses on investments in loans and securities without an allowance for credit losses aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, as of the dates indicated (in thousands):

	As of June 30, 2023
	Less than or equal to 1 year		Greater than 1 year		Total
Investments in loans and securities, available for sale:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS – Consumer / Auto Loan / Real Estate	$86,018	$(5,244)	$—	$—	$86,018	$(5,244)
Other loans and receivables	—	—	—	—	—	—
Total	$86,018	$(5,244)	$—	$—	$86,018	$(5,244)

	As of December 31, 2022
	Less than or equal to 1 year		Greater than 1 year		Total
Investments in loans and securities, held-to-maturity:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS – Consumer / Auto Loan / Real Estate	$118,001	$(6,312)	$—	$—	$118,001	$(6,312)
Other loans and receivables	—	—	—	—	—	—
Total	$118,001	$(6,312)	$—	$—	$118,001	$(6,312)

The following table sets forth the amortized cost, net of allowance, and fair value of investments in loans and securities by contractual maturities, as of the date indicated (in thousands):

	As of June 30, 2023
	Within 1 year		Greater than 1 year, less than or equal to 5 years		Total
Investments in loans and securities, available for sale:	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
ABS – Consumer / Auto Loan / Real Estate	$—	$—	$640,346	$586,765	$640,346	$586,765
Other loans and receivables	—	—	7,730	3,690	7,730	3,690
Total (1)	$—	$—	$648,076	$590,455	$648,076	$590,455

	As of December 31, 2022
	Within 1 year		Greater than 1 year, less than or equal to 5 years		Total
Investments in loans and securities, held-to-maturity:	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
ABS – Consumer / Auto Loan / Real Estate	$—	$—	$450,210	$466,671	$450,210	$466,671
Other loans and receivables	—	—	13,766	13,766	13,766	13,766
Total (1)	$—	$—	$463,976	$480,437	$463,976	$480,437

(1) Based on weighted average life of expected cash flows.

The following table sets forth gross proceeds and related investment gains (losses), as well as losses on write-downs and the allowance for credit losses of securities, for the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Investments in loans and securities, available for sale:
Proceeds from sales/maturities/prepayments	$65,375	$—	$91,360	$—
Write-downs recognized in earnings	2,663	—	7,286	—
(Addition to) release of allowance for credit losses	(12,643)	—	(85,613)	—
Investments in loans and securities, held-to-maturity:
Proceeds from sales/maturities/prepayments	—	22,777	—	50,090

The following tables set forth the activity in the allowance for credit losses for investments in loans and securities, as of the dates indicated (in thousands):

	Three Months Ended June 30, 2023
	ABS – Consumer / Auto Loan / Real Estate	Other Loans and Receivables	Total
Balance, beginning of period	$(65,572)	$(2,775)	$(68,347)
Additions to allowance for credit losses not previously recorded	(8,715)	(3,928)	(12,643)
Write-offs charged against the allowance	—	2,663	2,663
Balance, end of period	$(74,287)	$(4,040)	$(78,327)

	Six Months Ended June 30, 2023
	ABS – Consumer / Auto Loan / Real Estate	Other Loans and Receivables	Total
Balance, beginning of period	$—	$—	$—
Additions to allowance for credit losses not previously recorded	(74,287)	(11,326)	(85,613)
Write-offs charged against the allowance	—	7,286	7,286
Balance, end of period	$(74,287)	$(4,040)	$(78,327)

There was no activity of the allowance for credit losses during the three and six months ended June 30, 2022.

Equity Method and Other Investments
The following investments, including those accounted for under the equity method, are included within Equity method and other investments in the consolidated statements of financial position as of June 30, 2023 and December 31, 2022 (in thousands):

	Carrying Value
	June 30, 2023	December 31, 2022
Investments in Pagaya SmartResi F1 Fund, LP (1)	$17,613	$16,810
Other (2)	9,002	9,084
Total	$26,615	$25,894

(1) The Company owns approximately 5.4% and is the general partner of Pagaya Smartresi F1 Fund LP.
(2) Represents the Company’s proprietary investments. Income from these investments is included in Investment income in the consolidated statements of operations.